Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥) item shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) shares
Summary of significant accounting policies
Number of Equity Investments | item			3
Deposit payable to channel cooperators	¥ 19,700,235		¥ 19,700,235		$ 2,774,720
Defined contribution plan cost	47,040,770	$ 6,625,554	41,757,571	¥ 35,601,429
Advertising cost	¥ 8,105,126	$ 1,141,584	8,491,724	7,395,353
VAT rate (as a percent)	6.00%	6.00%
VAT	¥ 301,613,913	$ 42,481,431	¥ 234,931,501	¥ 228,029,948
Loan facilitated			10.00%	10.00%
Pre tax increase in the Allowance for credit losses	9,266,619		¥ 21,875,166
After-tax decrease in Retained earnings	2,692,018,850		1,622,852,316		379,162,925
Deferred tax asset increase	243,238,327		185,860,026		34,259,402
Net increase to the ACL	139,500,000
Loans receivable, net	¥ 4,947,833,357		¥ 3,810,393,225		$ 696,887,753
Translation into USD	7.0999				7.0999
Treasury stock, shares | shares	35,564,336		41,199,374		35,564,336
Consolidated Trusts [Member]
Summary of significant accounting policies
VAT rate (as a percent)	3.00%	3.00%
Xiaoying Microcredit
Summary of significant accounting policies
Percentage of impact on loans receivable	8.97%	8.97%	5.10%
ZhongAn
Summary of significant accounting policies
VAT rate (as a percent)	13.00%	13.00%